Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and deposits	$ 193.9	$ 289.5
Trade and other receivables	823.7	738.0
Unbilled receivables	421.7	342.2
Contract assets	70.2	66.7
Income taxes recoverable	85.6	47.2
Prepaid expenses	45.8	39.4
Other assets	23.5	42.1
Total current assets	1,664.4	1,565.1
Non-current
Property and equipment	233.7	240.1
Lease assets	476.5	447.0
Goodwill	2,184.3	1,673.8
Intangible assets	373.3	182.0
Net employee defined benefit asset	17.0	47.3
Deferred tax assets	48.3	42.4
Other assets	228.9	191.2
Total assets	5,226.4	4,388.9
Current
Bank indebtedness	7.2	4.7
Trade and other payables	634.7	576.0
Lease liabilities	123.9	103.6
Deferred revenue	264.8	197.3
Income taxes payable	26.6	24.2
Long-term debt	51.0	46.6
Provisions	36.7	20.5
Other liabilities	34.5	14.3
Total current liabilities	1,179.4	987.2
Non-current
Lease liabilities	545.0	526.2
Income taxes payable	8.9	10.2
Long-term debt	1,194.1	634.2
Provisions	122.6	107.7
Net employee defined benefit liability	58.7	91.2
Deferred tax liabilities	77.5	63.4
Other liabilities	38.0	39.5
Total liabilities	3,224.2	2,459.6
Shareholders’ equity
Share capital	972.4	932.2
Contributed surplus	10.6	12.9
Retained earnings	1,043.4	958.6
Accumulated other comprehensive income	(24.7)	24.8
Total shareholders’ equity	2,001.7	1,928.5
Non-controlling interests	0.5	0.8
Total liabilities and equity	$ 5,226.4	$ 4,388.9